Derivative financial instruments - Balance sheet location (Details 2) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Fair values of derivatives
Derivative assets	$ 336	$ 322
Derivative liabilities	384	502
Current in "Other current assets"
Fair values of derivatives
Derivative assets	297	289
Current in "Other current assets" | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	29	30
Current in "Other current assets" | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	268	259
Current in "Other current assets" | Foreign exchange contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	15	9
Current in "Other current assets" | Foreign exchange contracts | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	172	156
Current in "Other current assets" | Commodities | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	2	4
Current in "Other current assets" | Interest rate contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	6
Current in "Other current assets" | Cash-settled call options | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	8	21
Current in "Other current assets" | Cash-settled call options | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets		1
Current in "Other current assets" | Embedded foreign exchange derivatives | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	94	98
Non-current in "Other non-current assets"
Fair values of derivatives
Derivative assets	186	189
Non-current in "Other non-current assets" | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	101	105
Non-current in "Other non-current assets" | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	85	84
Non-current in "Other non-current assets" | Foreign exchange contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	10	9
Non-current in "Other non-current assets" | Foreign exchange contracts | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	32	25
Non-current in "Other non-current assets" | Interest rate contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	86	85
Non-current in "Other non-current assets" | Cash-settled call options | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	5	11
Non-current in "Other non-current assets" | Cash-settled call options | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets		1
Non-current in "Other non-current assets" | Embedded foreign exchange derivatives | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	53	58
Current in "Other current liabilities"
Fair values of derivatives
Derivative liabilities	318	438
Current in "Other current liabilities" | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative liabilities	11	23
Current in "Other current liabilities" | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	307	415
Current in "Other current liabilities" | Foreign exchange contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative liabilities	8	20
Current in "Other current liabilities" | Foreign exchange contracts | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	237	369
Current in "Other current liabilities" | Commodities | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative liabilities	3	3
Current in "Other current liabilities" | Commodities | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	29	19
Current in "Other current liabilities" | Embedded foreign exchange derivatives | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	41	27
Non-current in "Other non-current liabilities"
Fair values of derivatives
Derivative liabilities	134	108
Non-current in "Other non-current liabilities" | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative liabilities	16	16
Non-current in "Other non-current liabilities" | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	118	92
Non-current in "Other non-current liabilities" | Foreign exchange contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative liabilities	16	16
Non-current in "Other non-current liabilities" | Foreign exchange contracts | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	81	72
Non-current in "Other non-current liabilities" | Commodities | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	9	3
Non-current in "Other non-current liabilities" | Cross-currency swaps | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	1
Non-current in "Other non-current liabilities" | Embedded foreign exchange derivatives | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	$ 27	$ 17